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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21317
                                   ---------------------------------------------

                            Stadion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1061 Cliff Dawson Road              Watkinsville, Georgia              30677
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207
                                                     ---------------------------

Date of fiscal year end:        May 31, 2009
                          -----------------------------

Date of reporting period:       May 31, 2009
                          -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

ANNUAL REPORT 2009

                                                       STADION MANAGED PORTFOLIO
                                                STADION CORE ADVANTAGE PORTFOLIO
                                                                    MAY 31, 2009

[LOGO OMITTED]
STADION FUNDS

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

       Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS                                              MAY 31, 2009
================================================================================

Dear Stadion Shareholder,

Enclosed for your review is the annual report for the fiscal year ended May 31, 2009 for Stadion Managed Portfolio (formerly PMFM Managed Portfolio Trust) and Stadion Core Advantage Portfolio (formerly PMFM Core Advantage Portfolio Trust), each a series of the Stadion Investment Trust. In managing each Fund, we use our proprietary technically driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, this past year was an excellent example of why our active management approach is rewarding over the full cycle of bull and bear markets. While this past year proved to be a challenging market, our model approach to money management helped navigate this difficult market.

MARKET AND FUNDS PERFORMANCE OVERVIEW

During the past fiscal year, the equity market averages experienced their worst decline since the 1930s, with all averages negative. The S&P 500 Index was down -32.6%, the Nasdaq Composite Index was down -29.0%, the Russell 2000 Index was down -31.8%, and the Dow Jones Industrial Average was down -30.4%. During this same period, the Core Advantage Portfolio was down -19.1% and the Managed Portfolio was down -1.8% (excluding the impact of sales charges). At the beginning of this fiscal year (June 1, 2008), the market was already 7 months into its second major bear market since the 21st century began just 9 years ago.

We entered this reporting period with the market in a good uptrend and the Funds in a partially invested position for the second time since early January, 2008. Remember, if the market experiences a downward trend, our stop-loss protection is designed to take us to a defensive posture. The act of being invested in a bear market rally and soon thereafter being stopped out of the positions is called a whipsaw. While we do not like to experience whipsaws, we believe they are a small price to pay in order to preserve assets from huge market declines. When we discuss a "defensive posture" or "defensive position" we generally mean a Fund is invested in cash and cash equivalents. See the discussion below for a better understanding of each Fund's investment strategy.

The market entered the summer of 2008 (June) with a strong downtrend that lasted until mid-July, followed by a brief and shallow up move that carried it until late August, 2008. That June sell off took us once again to our most defensive posture. We stayed defensive until the middle of August when our trend following model called for equity exposure. Financials, Health Care, and large cap ETFs were the best performers at the time. Financials were strong because they were so beaten down from the previous year and Health Care is generally considered to be a defensive position; not strong support for a lasting rally. Once again, this rally did not last and the market turned down causing us to again establish our most defensive positions. This time it paid off not only financially, but emotionally, as the market began a decline in late August that would not end until late November. During this period of financial havoc, which included the announcement that we had been in a recession for almost a year, fear levels increased and became as widespread as we had ever seen.

While the market appeared to bottom on November 20, 2008, it was not the end of the bear market, despite the rampant calls for a new bull market from the media. The rally off of that bottom, while strong percentage-wise, was not enough to trigger our model into taking any new positions until late December and early January, 2009. We only

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

reached a partially invested position during this period, and by the end of the first week in January those small positions were sold as they hit their individual stop loss levels and the market tumbled once again. This time the market went lower than it had the previous November and bottomed during the second week of March 2009. For the remainder of this reporting period, the market recovered much of what it had lost in January and February, but still less than one-third of what it had lost since the bear market began in October 2007. The last rally of this fiscal year got our Funds back to fully invested by the second week in April. April 13, 2009 was the first day that our model had reached its most bullish reading since October 2007. Note: As of this writing in late June, we are back to a fully defensive position.

MARKET OUTLOOK

The comfort associated with letting the market tell us what to do has helped us avoid some of the dramatic losses, as witnessed by the equity market averages, during this reporting period. We do not forecast the market; we attempt to react to what the market is telling us via our technical rules-based model. Sometimes it seems that our approach might miss a few good up days because our model is slow to react to sharp reversals in the market and, conversely, we may stay invested a little too long when the market begins a steep decline. Over time, however, we believe if you measure our performance over the full cycle of bull and bear markets, you will understand the value of our model driven approach. Our goal of preserving hard-earned capital is designed to make investing more enjoyable. Therefore, we will continue to follow our trend following model and let it separate us from the emotion-driven and oft wrong world of forecast and prediction.

STADION ACTIVE MANAGEMENT STRATEGY

Our Funds are managed using an active or tactical management strategy; however, the Core Advantage Portfolio uses a core-satellite approach where the core position is strategically managed and is discussed below. Active management means that we assess the risks of the market by using a technically driven rules-based model. We determine the amount of assets to commit to the equity market using this decision process. We invest in the markets when, based on our model, we have a positive expectation of profit. Our portfolios generally include Exchange Traded Funds (ETFs), cash, and cash equivalents. This active strategy is designed to take us into defensive positions when the trends of the market are not favorable. To select investments we utilize our proprietary technical ranking and screening system, which looks at the individual performance measures of each ETF, the ETF's relative performance to the overall market, and its performance relative to its associated market sector. Once we purchase an ETF, we manage it based upon its performance; due to stop-loss protections built into our model, we generally will not continue to hold an asset that is not performing well. This approach is designed to help limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

STADION CORE ADVANTAGE PORTFOLIO

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is actively managed using our tactical models, while the remaining 50% (core) is strategically managed and remains fully invested at all times.

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

The core portion is invested in broad-based market index ETFs and major sector-based ETFs. The percentages of holdings of each are determined by the relative strength of these asset classes. The satellite portion is actively managed primarily using market sectors, broad-based indices, international, and at times, specialty ETFs. Historically, each year a few asset classes will outperform the general market and the goal for this portion of the Core Advantage Portfolio is to capitalize on that performance using our technical ranking and screening system, which is geared to not only individual ETF performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that are designed to take defensive positions during down markets.

STADION MANAGED PORTFOLIO

This Fund is our moderate portfolio, and is managed based upon our rules-based technical model. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it differs from the Stadion Core Advantage Portfolio in that it may take a fully defensive position as determined by our technical models. This Fund is managed similarly to the satellite (actively managed) portion of the Stadion Core Advantage Portfolio. It is appropriate for those who prefer a fully active approach to managing their money.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
Stadion Money Management

/s/ Greg Morris

Greg Morris
Chief Investment Officer


THE VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' INVESTMENT ADVISER AS OF THE DATE OF THIS REPORT AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST
SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUNDS AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING
1-800-222-7636. AN INVESTOR SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUNDS' EXPENSE RATIOS, PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLES FOUND WITHIN THIS REPORT.

STADION MANAGED PORTFOLIO
PORTFOLIO ALLOCATION (% OF NET ASSETS)
MAY 31, 2009 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

Exchange-Traded Funds                                                      82.2%
Short-Term Investments and Other Assets in Excess of Liabilities           17.8%


STADION CORE ADVANTAGE PORTFOLIO
PORTFOLIO ALLOCATION (% OF NET ASSETS)
MAY 31, 2009 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

Exchange-Traded Funds                                                      90.7%
Short-Term Investments and Liabilities in Excess of Other Assets            9.3%

STADION MANAGED PORTFOLIO
PERFORMANCE INFORMATION
MAY 31, 2009 (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN STADION MANAGED PORTFOLIO(a), THE S&P 500 INDEX AND
        80% S&P 500 INDEX/20% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]

                                                            80% S&P 500 Index/
                                                           20% Barclays Capital
                Stadion Managed                               U.S. Aggregate
              Portfolio - Class A      S&P 500 Index            Bond Index
--------------------------------------------------------------------------------
09/15/06           $ 9,425               $10,000                 $10,000
11/30/06             9,943                10,655                  10,578
02/28/07             9,908                10,753                  10,676
05/31/07            10,606                11,752                  11,464
08/31/07            10,334                11,366                  11,203
11/30/07            10,810                11,478                  11,370
02/29/08            10,835                10,366                  10,537
05/31/08            10,557                10,964                  11,011
08/31/08            10,311                10,100                  10,333
11/30/08            10,256                 7,105                   7,871
02/28/09             9,976                 5,876                   6,820
05/31/09            10,367                 7,394                   8,265

Past performance is not predictive of future performance.


                         AVERAGE ANNUAL TOTAL RETURNS(b)
                        (FOR PERIODS ENDED MAY 31, 2009)

                                                                   SINCE
                                                      1 YEAR    INCEPTION(c)
--------------------------------------------------------------------------------
Stadion Managed Portfolio - Class A                    -7.47%       1.33%
S&P 500 Index                                         -32.57%     -10.56%
80% S&P 500 Index/20% Barclays
   Capital U.S. Aggregate Bond Index                  -24.94%      -6.79%

(a) The change in value of the initial $10,000 investment shown in the line graph reflects the maximum front-end sales load of 5.75%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on September 15, 2006.

STADION CORE ADVANTAGE PORTFOLIO
PERFORMANCE INFORMATION
MAY 31, 2009 (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
          IN STADION CORE ADVANTAGE PORTFOLIO(a), THE S&P 500 INDEX AND
        80% S&P 500 INDEX/20% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

                              [LINE GRAPH OMITTED]
                                                             80% S&P 500 Index/
                                                            20% Barclays Capital
             Stadion Core Advantage                            U.S. Aggregate
              Portfolio - Class A      S&P 500 Index             Bond Index
--------------------------------------------------------------------------------
09/15/06           $ 9,425                $10,000                 $10,000
11/30/06             9,425                 10,655                  10,578
02/28/07            10,042                 10,753                  10,676
05/31/07            10,887                 11,752                  11,464
08/31/07            10,506                 11,366                  11,203
11/30/07            10,887                 11,478                  11,370
02/29/08            10,294                 10,366                  10,537
05/31/08            10,463                 10,964                  11,011
08/31/08             9,974                 10,100                  10,333
11/30/08             8,156                  7,105                   7,871
02/28/09             7,380                  5,876                   6,820
05/31/09             8,464                  7,394                   8,265


Past performance is not predictive of future performance.


                         AVERAGE ANNUAL TOTAL RETURNS(b)
                        (FOR PERIODS ENDED MAY 31, 2009)

                                                                   SINCE
                                                      1 YEAR    INCEPTION(c)
--------------------------------------------------------------------------------
Stadion Core Advantage Portfolio - Class A            -23.78%      -5.97%
S&P 500 Index                                         -32.57%     -10.56%
80% S&P 500 Index/20% Barclays
   Capital U.S. Aggregate Bond Index                  -24.94%      -6.79%

(a) The change in value of the initial $10,000 investment shown in the line graph reflects the maximum front-end sales load of 5.75%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on September 15, 2006.

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 2009
================================================================================
   SHARES    EXCHANGE-TRADED FUNDS -- 82.2%                            VALUE
--------------------------------------------------------------------------------
   285,390   Consumer Staples Select Sector SPDR Fund (The) ....   $  6,595,363
   388,840   DIAMONDS ..........................................     33,179,717
   291,480   iShares MSCI EAFE Index Fund ......................     13,816,152
   402,760   iShares MSCI Emerging Markets Index Fund ..........     13,395,797
   537,420   iShares MSCI Hong Kong Index Fund .................      7,625,990
   236,940   Materials Select Sector SPDR Fund (The) ...........      6,444,768
   362,800   S&P 500 Depositary Receipts .......................     33,526,348
                                                                   ------------
             TOTAL EXCHANGE-TRADED FUNDS (Cost $109,120,904) ..    $114,584,135
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 16.8%                               VALUE
--------------------------------------------------------------------------------
23,484,139   Fidelity Institutional Money Market Government
                Portfolio - Class I, 0.33% (a) (Cost $23,484,139)  $ 23,484,139
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.0%
             (Cost $132,605,043) ...............................   $138,068,274

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0% .....      1,331,716
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $139,399,990
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2009.


STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 2009
================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 90.7%                            VALUE
--------------------------------------------------------------------------------
    66,410   DIAMONDS ..........................................   $  5,666,765
    52,498   iShares MSCI EAFE Index Fund ......................      2,488,405
    43,000   iShares MSCI Emerging Markets Index Fund ..........      1,430,180
   103,740   iShares Russell 2000 Index Fund ...................      5,215,010
    45,280   iShares S&P Europe 350 Index Fund .................      1,480,656
    41,830   iShares S&P Latin America 40 Index Fund ...........      1,503,789
    37,390   Market Vectors Agribusiness ETF ...................      1,381,187
    31,630   S&P 500 Depositary Receipts .......................      2,922,928
    38,581   S&P MidCap 400 Depositary Receipts ................      4,035,958
                                                                   ------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $26,490,355) ....   $ 26,124,878
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 9.3%                                VALUE
--------------------------------------------------------------------------------
 2,689,344   Fidelity Institutional Money Market Government
                Portfolio - Class I, 0.33% (a) (Cost $2,689,344)   $  2,689,344
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.0%
             (Cost $29,179,699) ................................   $ 28,814,222

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%) ...         (8,745)
                                                                   ------------

             NET ASSETS -- 100.0% ..............................   $ 28,805,477
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2009.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2009
=========================================================================================
                                                                                CORE
                                                                MANAGED       ADVANTAGE
                                                               PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ...................................   $132,605,043    $ 29,179,699
                                                             ============    ============
   At value (Note 2) .....................................   $138,068,274    $ 28,814,222
Dividends receivable .....................................         47,155           9,434
Receivable for capital shares sold .......................      1,404,703           5,720
Other assets .............................................         25,803          13,598
                                                             ------------    ------------
   TOTAL ASSETS ..........................................    139,545,935      28,842,974
                                                             ------------    ------------

LIABILITIES
Payable for capital shares redeemed ......................         84,426           6,600
Payable to Advisor (Note 5) ..............................         14,201           2,945
Accrued distribution fees (Note 5) .......................          2,840             589
Accrued compliance fees (Note 5) .........................          1,250           1,250
Payable to administrator (Note 5) ........................         20,700           7,750
Other accrued expenses and liabilities ...................         22,528          18,363
                                                             ------------    ------------
   TOTAL LIABILITIES .....................................        145,945          37,497
                                                             ------------    ------------

NET ASSETS ...............................................   $139,399,990    $ 28,805,477
                                                             ============    ============

NET ASSETS CONSIST OF:
Paid-in capital ..........................................   $139,589,937    $ 35,335,217
Accumulated net realized losses from security transactions     (5,653,178)     (6,164,263)
Net unrealized appreciation (depreciation) on investments       5,463,231        (365,477)
                                                             ------------    ------------
NET ASSETS ...............................................   $139,399,990    $ 28,805,477
                                                             ============    ============

Class A Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .     15,006,600       3,209,091
                                                             ============    ============

Net asset value and redemption price per share (Note 2) ..   $       9.29    $       8.98
                                                             ============    ============

Maximum offering price per share (Note 2) ................   $       9.86    $       9.53
                                                             ============    ============

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2009
================================================================================
                                                                       CORE
                                                      MANAGED        ADVANTAGE
                                                     PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................   $  1,456,085    $    544,091
                                                   ------------    ------------

EXPENSES
Investment advisory fees (Note 5) ..............      1,347,080         373,714
Distribution expenses (Note 5) .................        269,416          74,743
Administration fees (Note 5) ...................        126,738          43,645
Professional fees ..............................         38,574          36,574
Fund accounting fees (Note 5) ..................         40,795          33,002
Transfer agent fees (Note 5) ...................         31,663          18,000
Registration fees ..............................         24,399          22,738
Insurance expense ..............................         26,868          10,447
Compliance fees (Note 5) .......................         15,000          15,000
Postage and supplies ...........................         11,483           6,576
Custodian and bank service fees ................         12,238           5,660
Printing of shareholder reports ................          5,227           2,897
Trustees' fees .................................          3,500           3,500
Other expenses .................................         24,664          20,309
                                                   ------------    ------------
   Total expenses ..............................      1,977,645         666,805
                                                   ------------    ------------

NET INVESTMENT LOSS ............................       (521,560)       (122,714)
                                                   ------------    ------------

REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions .     (4,628,351)     (4,666,680)
Net change in unrealized appreciation/
   depreciation on investments .................      4,335,580      (2,368,032)
                                                   ------------    ------------

NET REALIZED AND UNREALIZED
   LOSSES ON INVESTMENTS .......................       (292,771)     (7,034,712)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS .............................   $   (814,331)   $ (7,157,426)
                                                   ============    ============

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================================
                                                                                                         CORE
                                                                        MANAGED                        ADVANTAGE
                                                                       PORTFOLIO                       PORTFOLIO
                                                              -------------------------------------------------------------
                                                                  YEAR            YEAR            YEAR            YEAR
                                                                 ENDED           ENDED           ENDED           ENDED
                                                                 MAY 31,         MAY 31,         MAY 31,         MAY 31,
                                                                  2009            2008            2009            2008
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ..............................   $   (521,560)   $  1,174,159    $   (122,714)   $     92,177
Net realized gains (losses) from security transactions ....     (4,628,351)      1,764,900      (4,666,680)        538,990
Net change in unrealized appreciation/
   depreciation on investments ............................      4,335,580      (3,167,542)     (2,368,032)     (1,973,840)
                                                              ------------    ------------    ------------    ------------
Net decrease in net assets from operations ................       (814,331)       (228,483)     (7,157,426)     (1,342,673)
                                                              ------------    ------------    ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
   Class A ................................................        (13,368)       (661,052)             --         (92,177)
   Investor Class .........................................             --        (836,104)             --              --
In excess of net investment income:
   Class A ................................................        (99,164)             --         (20,889)        (16,857)
Distributions from net realized gains:
   Class A ................................................           (270)     (5,571,333)             --      (1,195,091)
                                                              ------------    ------------    ------------    ------------
Decrease in net assets from distributions to shareholders .       (112,802)     (7,068,489)        (20,889)     (1,304,125)
                                                              ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
Proceeds from shares sold (Note 1) ........................     69,213,766     103,296,664       7,415,173      42,411,536
Net asset value of shares issued in
   reinvestment of distributions to shareholders ..........        111,244       6,204,574          20,539       1,295,311
Payments for shares redeemed ..............................    (22,852,559)     (7,883,463)     (8,214,234)     (3,965,596)
                                                              ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from Class A transactions ..............................     46,472,451     101,617,775        (778,522)     39,741,251
                                                              ------------    ------------    ------------    ------------

INVESTOR CLASS
Proceeds from shares sold .................................             --      20,721,254              --       4,777,479
Net asset value of shares issued in
   reinvestment of distributions to shareholders ..........             --         831,120              --              --
Payments for shares redeemed (Note 1) .....................             --     (88,678,299)             --     (37,821,522)
                                                              ------------    ------------    ------------    ------------
Net decrease in net assets from Investor Class transactions             --     (67,125,925)             --     (33,044,043)
                                                              ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...................     45,545,318      27,194,878      (7,956,837)      4,050,410

NET ASSETS
Beginning of year .........................................     93,854,672      66,659,794      36,762,314      32,711,904
                                                              ------------    ------------    ------------    ------------
End of year ...............................................   $139,399,990    $ 93,854,672    $ 28,805,477    $ 36,762,314
                                                              ============    ============    ============    ============

ACCUMULATED NET INVESTMENT INCOME .........................   $         --    $     13,368    $         --    $         --
                                                              ============    ============    ============    ============

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO
FINANCIAL HIGHLIGHTS
========================================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                                   YEAR           YEAR          PERIOD
                                                                  ENDED          ENDED          ENDED
                                                                  MAY 31,        MAY 31,        MAY 31,
                                                                   2009           2008         2007 (a)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................   $     9.47     $    10.34     $     9.47
                                                                ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income (loss) .............................        (0.03)          0.14           0.05
   Net realized and unrealized gains (losses) on securities .        (0.14)         (0.17)          1.12
                                                                ----------     ----------     ----------
      Total income (loss) from investment operations ........        (0.17)         (0.03)          1.17
                                                                ----------     ----------     ----------

Less distributions:
   Dividends from net investment income .....................        (0.00)(b)      (0.19)         (0.05)
   In excess of net investment income .......................        (0.01)            --             --
   Distributions from net realized gains ....................        (0.00)(b)      (0.65)         (0.25)
                                                                ----------     ----------     ----------
      Total distributions ...................................        (0.01)         (0.84)         (0.30)
                                                                ----------     ----------     ----------

Net asset value, end of period ..............................   $     9.29     $     9.47     $    10.34
                                                                ==========     ==========     ==========

Total return (c) ............................................       (1.80%)        (0.47%)        12.53%(d)
                                                                ==========     ==========     ==========

Ratios/Supplemental data:
   Net assets, end of period (000's) ........................   $  139,400     $   93,855     $      536
                                                                ==========     ==========     ==========

   Ratio of gross expenses to average net assets (e) ........        1.83%          1.87%          2.06%(f)(g)

   Ratio of net expenses to average net assets (e) ..........        1.83%          1.87%          1.95%(g)

   Ratio of net investment income (loss)
      to average net assets .................................       (0.48%)         1.38%          0.71%(g)

   Portfolio turnover rate ..................................         449%           870%           346%(d)

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(d)   Not annualized.

(e) The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f) Reflects total expenses prior to fee waivers by the Advisor and the administrator.

(g)   Annualized.

See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO
FINANCIAL HIGHLIGHTS

===========================================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                                                      YEAR           YEAR          PERIOD
                                                                     ENDED          ENDED          ENDED
                                                                     MAY 31,        MAY 31,        MAY 31,
                                                                      2009           2008         2007 (a)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................   $    11.11     $    11.99     $    10.38
                                                                   ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income (loss) ................................        (0.04)          0.03          (0.01)
   Net realized and unrealized gains (losses) on securities .. .        (2.08)         (0.48)          1.62
                                                                   ----------     ----------     ----------
      Total income (loss) from investment operations ...........        (2.12)         (0.45)          1.61
                                                                   ----------     ----------     ----------

Less distributions:
   Dividends from net investment income ........................           --          (0.03)            --
   In excess of net investment income ..........................        (0.01)         (0.01)            --
   Distributions from net realized gains .......................           --          (0.39)            --
                                                                   ----------     ----------     ----------
      Total distributions ......................................        (0.01)         (0.43)            --
                                                                   ----------     ----------     ----------

Net asset value, end of period .................................   $     8.98     $    11.11     $    11.99
                                                                   ==========     ==========     ==========

Total return (b) ...............................................      (19.11%)        (3.89%)        15.51%(c)
                                                                   ==========     ==========     ==========

Ratios/Supplemental data:
   Net assets, end of period (000's) ...........................   $   28,805     $   36,762     $       41
                                                                   ==========     ==========     ==========

   Ratio of gross expenses to average net assets (d) ...........        2.23%          2.17%          2.39%(e)(f)

   Ratio of net expenses to average net assets (d) .............        2.23%          2.17%          2.37%(f)

   Ratio of net investment income (loss)
      to average net assets ....................................       (0.41%)         0.25%         (0.31%)(f)

   Portfolio turnover rate .....................................         346%           541%           291%(c)

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e) Reflects total expenses prior to fee waivers by the Advisor and the administrator.

(f)   Annualized.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
================================================================================

1.    ORGANIZATION

Stadion Managed Portfolio (formerly PMFM Managed Portfolio Trust) and Stadion Core Advantage Portfolio (formerly PMFM Core Advantage Portfolio Trust) (each, a "Fund," and, collectively, the "Funds") are each a diversified series of the Stadion Investment Trust (formerly the PMFM Investment Trust) (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

Stadion Managed Portfolio commenced operations on June 30, 2003. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation, through investments primarily in exchange-traded funds and cash equivalent positions.

Stadion Core Advantage Portfolio commenced operations on January 27, 2004. The investment objective of the Fund is to seek capital appreciation through investments primarily in exchange-traded funds and cash equivalent positions.

Each Fund currently offers one class of shares, Class A shares, which are sold subject to a maximum front-end sales load equal to 5.75% of the offering price. Prior to October 1, 2007, a second class, Investor Class shares, was also offered for each Fund. Investor Class shares were sold without any sales loads.

On October 1, 2007, the Investor Class shares were discontinued and all outstanding shares were converted to Class A shares. Stadion Managed Portfolio converted $84,212,399 of Investor Class shares to Class A shares and Stadion Core Advantage Portfolio converted $35,234,351 of Investor Class shares to Class A shares.

2.    ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies used in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2009
================================================================================

resume prior to the Funds' net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o     Level 2 - other significant observable inputs

o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of May 31, 2009:

                                                                        CORE
                                                        MANAGED      ADVANTAGE
                                                       PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------
Level 1 - Quoted price ............................  $138,068,274   $ 28,814,222
Level 2 - Other significant observable inputs......            --             --
Level 3 - Significant unobservable inputs..........            --             --
                                                     ------------   ------------
Total..............................................  $138,068,274   $ 28,814,222
                                                     ============   ============
--------------------------------------------------------------------------------

SHARE VALUATION: The net asset value per share of each Fund is determined daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The redemption price per share of each Fund is equal to the net asset value per share.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and net investment losses. Dividends and distributions are recorded on the ex-dividend date.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2009
================================================================================

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.    SECURITY TRANSACTIONS

During the year ended May 31, 2009, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $433,101,004 and $342,107,152, respectively, for Stadion Managed Portfolio; and $72,082,317 and $60,643,407, respectively, for Stadion Core Advantage Portfolio.

4.    TAX MATTERS

The tax character of distributions paid during the years ended May 31, 2009 and May 31, 2008 were as follows:

                                    YEARS     ORDINARY     LONG-TERM          TOTAL
                                    ENDED      INCOME    CAPITAL GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------
STADION MANAGED PORTFOLIO
   Class A                         5/31/09   $  112,802   $       --        $  112,802
   Class A                         5/31/08   $6,232,385   $       --        $6,232,385
   Investor Class                  5/31/08   $  836,104   $       --        $  836,104

STADION CORE ADVANTAGE PORTFOLIO
   Class A                         5/31/09   $   20,889   $       --        $   20,889
   Class A                         5/31/08   $  627,411   $  676,714        $1,304,125
   Investor Class                  5/31/08   $       --   $       --        $       --
---------------------------------------------------------------------------------------

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2009
================================================================================

The following information is computed on a tax basis for each item as of May 31, 2009:

                                                                      CORE
                                                     MANAGED        ADVANTAGE
                                                    PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------
Tax cost of portfolio investments ............   $ 132,605,043    $  30,687,729
                                                 =============    =============
Gross unrealized appreciation ................   $   5,606,143    $     832,626
Gross unrealized depreciation ................        (142,912)      (2,706,133)
                                                 -------------    -------------
Net unrealized appreciation (depreciation)....       5,463,231       (1,873,507)
Capital loss carryforwards ...................      (2,820,499)      (3,027,112)
Post-October losses ..........................      (2,832,679)      (1,629,121)
                                                 -------------    -------------
Accumulated deficit ..........................   $    (189,947)   $  (6,529,740)
                                                 =============    =============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Stadion Core Advantage Portfolio is due to differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of May 31, 2009, Stadion Managed Portfolio and Stadion Core Advantage Portfolio had capital loss carryforwards of $2,820,499 and $3,027,112, respectively, which expire May 31, 2017. In addition, Stadion Managed Portfolio and Stadion Core Advantage Portfolio had net realized capital losses of $2,832,679 and $1,629,121, respectively, during the period November 1, 2008 through May 31, 2009, which are treated for federal income tax purposes as arising during the Funds' tax year ending May 31, 2010. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended May 31, 2009, Stadion Managed Portfolio and Stadion Core Advantage Portfolio reclassified $620,724 and $143,603, respectively, of net investment loss and distributions in excess of net investment income against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds' net assets or net asset value per share.

FASB's Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (tax years ended May 31, 2006 through May 31, 2009) and has concluded that no provision for income tax is required in these financial statements.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2009
================================================================================

5.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Stadion Money Management, Inc. (formerly PMFM, Inc.) (the "Advisor") or of Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC, the Funds' principal underwriter (the "Distributor").

INVESTMENT ADVISORY AGREEMENTS

Each Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual ordinary operating expenses of Stadion Managed Portfolio and Stadion Core Advantage Portfolio to not more than 1.95% and 2.50%, respectively, of average daily net assets through May 31, 2009.

The President of the Trust is also the President and Chief Financial Officer of the Advisor. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Advisor. Each Fund reimburses the Advisor $15,000 annually for the services provided by this individual in his capacity as the Chief Compliance Officer to the Trust.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.150% of its average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; 0.100% of such assets from $50 million to $250 million; 0.075% of such assets from $250 million to $500 million; and 0.050% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a base fee of $2,500 per month plus an asset-based fee of 0.01% of each Fund's average daily net assets.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2009
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a fee at an annual rate of $18 per shareholder account, subject to a $1,500 minimum monthly fee.

DISTRIBUTION PLAN

The Trust has adopted plans of distribution (the "Plans") under which Class A shares of each Fund may directly incur or reimburse the Funds' principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund's average daily net assets attributable to Class A shares. During the year ended May 31, 2009, the Class A shares of Stadion Managed Portfolio and Stadion Core Advantage Portfolio incurred distribution related expenses of $269,416 and $74,743, respectively.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor receives $6,000 annually from the Funds for acting as principal underwriter. In addition, during the year ended May 31, 2009, the Distributor earned underwriter fees of $33,940 and $4,105 on the sale of Class A shares of Stadion Managed Portfolio and Stadion Core Advantage Portfolio, respectively.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2009
================================================================================

6.    CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

                                                                     YEAR ENDED     YEAR ENDED
                                                                    MAY 31, 2009   MAY 31, 2008
-----------------------------------------------------------------------------------------------
STADION MANAGED PORTFOLIO - CLASS A
   Shares sold (Note 1) .........................................     7,587,245     10,026,620
   Shares issued in reinvestment of distributions to shareholders        12,158        635,233
   Shares redeemed ..............................................    (2,505,703)      (800,755)
                                                                    -----------    -----------
   Net increase in shares outstanding ...........................     5,093,700      9,861,098
   Shares outstanding beginning of year .........................     9,912,900         51,802
                                                                    -----------    -----------
   Shares outstanding end of year ...............................    15,006,600      9,912,900
                                                                    ===========    ===========

STADION MANAGED PORTFOLIO - INVESTOR CLASS
   Shares sold (Note 1) .........................................            --      2,032,659
   Shares issued in reinvestment of distributions to shareholders            --         80,835
   Shares redeemed ..............................................            --     (8,429,219)
                                                                    -----------    -----------
   Net decrease in shares outstanding ...........................            --     (6,315,725)
   Shares outstanding beginning of year .........................            --      6,315,725
                                                                    -----------    -----------
   Shares outstanding end of year ...............................            --             --
                                                                    ===========    ===========

STADION CORE ADVANTAGE PORTFOLIO - CLASS A
   Shares sold (Note 1) .........................................       812,233      3,542,295
   Shares issued in reinvestment of distributions to shareholders         2,334        112,245
   Shares redeemed ..............................................      (914,191)      (349,246)
                                                                    -----------    -----------
   Net increase (decrease) in shares outstanding ................       (99,624)     3,305,294
   Shares outstanding beginning of year .........................     3,308,715          3,421
                                                                    -----------    -----------
   Shares outstanding end of year ...............................     3,209,091      3,308,715
                                                                    ===========    ===========

STADION CORE ADVANTAGE PORTFOLIO - INVESTOR CLASS
   Shares sold (Note 1) .........................................            --        410,307
   Shares redeemed ..............................................            --     (3,150,182)
                                                                    -----------    -----------
   Net decrease in shares outstanding ...........................            --     (2,739,875)
   Shares outstanding beginning of year .........................            --      2,739,875
                                                                    -----------    -----------
   Shares outstanding end of year ...............................            --             --
                                                                    ===========    ===========
-----------------------------------------------------------------------------------------------

7.    COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

STADION INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees of Stadion Investment Trust and the Shareholders of the Stadion Managed Portfolio and the Stadion Core Advantage Portfolio

We have audited the accompanying statements of assets and liabilities of the Stadion Managed Portfolio (formerly PMFM Managed Portfolio Trust) and the Stadion Core Advantage Portfolio (formerly PMFM Core Advantage Portfolio Trust), each a series of the Stadion Investment Trust (formerly PMFM Investment Trust) (the "Funds"), including the schedules of investments, as of May 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from September 15, 2006 (date of initial public offering of Class A shares) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stadion Managed Portfolio and the Stadion Core Advantage Portfolio as of May 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the two years in the period then ended and for the period from September 15, 2006 to May 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                    /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                        BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 22, 2009

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating costs. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (December 1, 2008) and held until the end of the period (May 31, 2009).

The tables that follow illustrate the Funds' costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

STADION INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

STADION MANAGED PORTFOLIO
--------------------------------------------------------------------------------
                                        BEGINNING       ENDING
                                         ACCOUNT        ACCOUNT       EXPENSES
                                          VALUE          VALUE       PAID DURING
                                      DEC. 1, 2008    MAY 31, 2009     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return            $ 1,000.00      $ 1,010.80     $    9.17
Based on Hypothetical 5% Return
   (before expenses)                   $ 1,000.00      $ 1,015.81     $    9.20
--------------------------------------------------------------------------------

*     Expenses  are  equal to the  annualized  expense  ratio  of 1.83%  for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/365 (to reflect the one-half year period).

STADION CORE ADVANTAGE PORTFOLIO
--------------------------------------------------------------------------------
                                        BEGINNING       ENDING
                                         ACCOUNT        ACCOUNT       EXPENSES
                                          VALUE          VALUE       PAID DURING
                                      DEC. 1, 2008    MAY 31, 2009     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return            $ 1,000.00      $ 1,037.70     $   11.89
Based on Hypothetical 5% Return
   (before expenses)                   $ 1,000.00      $ 1,013.26     $   11.75
--------------------------------------------------------------------------------

*     Expenses  are  equal to the  annualized  expense  ratio  of 2.34%  for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 182/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC's website at http://www.sec.gov.

STADION INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

The Board of Trustees has overall responsibility for management of the Trust's affairs. The Trustees serve during the lifetime of Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                           TERM OF                                                 NUMBER OF        DIRECTORSHIPS
                         POSITION(S)       OFFICE &                                                FUNDS            OF PUBLIC
NAME, AGE                HELD WITH         LENGTH OF             PRINCIPAL OCCUPATION(S)           OVERSEEN         COMPANIES
& ADDRESS                THE TRUST         TIME SERVED           DURING PAST 5 YEARS               BY TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Gregory L. Morris        Trustee,          Indefinite            A Portfolio Manager of the             2           None
1061 Cliff Dawson Road   Chairman                                Advisor since joining the
Watkinsville, GA 30677                     Since June,           Advisor in November 2004;
Age:  61                                   2007                  Previously Principal of
                                                                 MurphyMorris Money
                                                                 Management Co. (an
                                                                 investment advisory firm and
                                                                 an affiliate of the Advisor)
                                                                 from March, 2000 to June,
                                                                 2005.
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
James M. Baker           Trustee           Indefinite            President of Baker &                   2           Director of
1061 Cliff Dawson Road                                           Lassiter, Inc. (real estate                        Community
Watkinsville, GA 30677                     Since June,           development and management)                        Capital Bank
Age:  57                                   2003                  since 1994.                                        (closely held
                                                                                                                    state charted
                                                                                                                    bank).
------------------------------------------------------------------------------------------------------------------------------------
Norman A. McLean         Trustee           Indefinite            Director of Marketing/Public           2           None
1061 Cliff Dawson Road                                           Relations for St. Mary's
Watkinsville, GA 30677                     Since June,           Health Care System (health
Age:  54                                   2003                  care) since September, 2005.
                                                                 Previously Associate Athletic
                                                                 Director for Marketing and
                                                                 Promotions at the University
                                                                 of Georgia Athletic
                                                                 Association, Inc. from July,
                                                                 1981 until July, 2004.
------------------------------------------------------------------------------------------------------------------------------------

STADION INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)
NAME, AGE                           HELD WITH                       LENGTH OF TIME                PRINCIPAL OCCUPATION(S)
& ADDRESS                           THE TRUST                       SERVED                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Judson P. Doherty                   President (Principal            Since June, 2006              President of the Advisor since
1061 Cliff Dawson Road              Executive Officer),                                           December, 2007 and Chief Financial
Watkinsville, GA 30677              Chief Compliance                Since October, 2004           Officer of the Advisor since
Age: 40                             Officer                                                       December, 2000, and the Chief
                                                                                                  Compliance Officer of the Advisor
                                                                                                  since October, 2004. He is also a
                                                                                                  member of the Funds' portfolio
                                                                                                  management team.
------------------------------------------------------------------------------------------------------------------------------------
Timothy A. Chapman                  Treasurer (Principal            Since June, 2006              Chairman of the Board, Chief
1061 Cliff Dawson Road              Financial Officer)                                            Executive Officer and portfolio
Watkinsville, GA 30677                                                                            manager of the Advisor since
Age:  48                                                                                          February, 1993.
------------------------------------------------------------------------------------------------------------------------------------
John F. Splain                      Secretary                       Since May, 2007               Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                                     Solutions, LLC, transfer agent,
Cincinnati, OH 45246                                                                              fund accountant and administrator
Age:  52                                                                                          to the Trust; Managing Director of
                                                                                                  Ultimus Fund Distributors, LLC, a
                                                                                                  registered broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                    Vice President                  Since May, 2007               Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450                                                                     Solutions, LLC, transfer agent,
Cincinnati, OH 45246                                                                              fund accountant and administrator
Age:  52                                                                                          to the Trust; Managing Director of
                                                                                                  Ultimus Fund Distributors, LLC, a
                                                                                                  registered broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-866-383-7636.

STADION INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
================================================================================

The Board of Trustees (the "Board"), including the Independent Trustees voting separately, has reviewed and approved the continuance of each Fund's Investment Advisory Agreement with the Adviser for an additional annual term. Approval took place at an in-person meeting held on January 21, 2009, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

      THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Board reviewed the services being provided by the Adviser to the Funds including, without limitation, its investment advisory services since each Fund's inception, its coordination of services for the Funds by the Funds' service providers, its compliance procedures and practices, and its efforts to promote the Funds and assist in their distribution. The Board also noted that many of the Trust's executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Funds. After reviewing the foregoing information and further information concerning the Adviser's business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

      THE INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In this regard, the Board compared the performance of each Fund with the performance of benchmark indices and comparable peer group averages. The Board also considered the consistency of the Adviser's management of each Fund with the Fund's investment objective and policies. Following review of the short and long-term investment performance of each Fund and its Morningstar ratings, the Adviser's experience in managing the Funds and separate accounts, the Adviser's historical investment performance and other factors, the Board concluded that the investment performance of the Funds and the Adviser has been satisfactory.

      THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS. In this regard, the Board considered the Adviser's staffing, personnel, and methods of operating; the Adviser's compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the asset levels of the Funds; the Adviser's payment of startup costs for the Funds; and the overall expenses of the Funds, including certain fee waivers and expense reimbursements by the Adviser on behalf of the Funds. The Board considered each Fund's Expense Limitation Agreement with the Adviser, and the Adviser's past fee waivers with respect to each Fund.

STADION INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)
================================================================================

      The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser's name and the ability for the Adviser to place small accounts into the Funds. The Board compared the fees and expenses of each Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors. With respect to the Managed Fund, it was noted that while the Fund's management fee and net expense ratio were higher than its peer group average, there were a number of funds in the peer group with higher expense ratios. In addition, it was noted that the Managed Fund's size was smaller than its peer group average. With respect to the Core Advantage Fund, it was noted that while the Fund's management fee and net expense ratio were higher than its peer group average, there were funds within its peer group with higher expense ratios. In addition, it was noted that the Core Advantage Fund's size was substantially smaller than its peer group average. Following this comparison and upon consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by each Fund are reasonable.

      THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF EACH FUND'S INVESTORS. In this regard, the Board considered that each Fund's fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement. The Board determined that, although the Funds' assets have grown to a level where the Adviser is receiving its full fee from each Fund, the Funds have experienced benefits from the Expense Limitation Agreement in prior years. The Board noted that, while the management fee would remain the same at all asset levels, each Fund will benefit from economies of scale under its agreements with service providers other than the Adviser. Following consideration of the Funds' asset levels, expectations for growth and levels of fees, the Board determined that the Funds' fee arrangements with the Adviser continue to provide benefits through the Expense Limitation Agreement and that, at the Funds' current and projected asset levels for the next year, the Funds' arrangements with the Adviser are fair and reasonable.

      THE ADVISER'S PRACTICES REGARDING BROKERAGE AND PORTFOLIO TRANSACTIONS. In this regard, the Board considered the Adviser's standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions. The Board also considered the anticipated portfolio turnover rate for each Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services ("soft dollars"). The Board determined that the Adviser's practices regarding brokerage and portfolio transactions are satisfactory.

STADION INVESTMENT TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
(CONTINUED)
================================================================================

      POSSIBLE CONFLICTS OF INTEREST. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or the Adviser's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser's code of ethics. The Board found the Adviser's standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

CONCLUSION

After full  consideration  of the above  factors as well as other  factors,  the
Board  unanimously   concluded  that  continuance  of  the  Investment  Advisory
Agreement was in the best interests of each Fund and their shareholders.

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



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




                                                    [LOGO OMITTED] stadion funds

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,000 and $26,000 with respect to the registrant's fiscal years ended May 31, 2009 and 2008, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to each of the registrant's fiscal years ended May 31, 2009 and 2008, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns, and assistance with distribution calculations.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended May 31, 2009 and 2008, aggregate non-audit fees of $4,000 and $4,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant  does  not  have  procedures  in  place  to  consider   nominees
recommended by shareholders. The registrant's nominating committee generally will not consider nominees recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Stadion Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Judson P. Doherty
                              --------------------------------------------------
                                    Judson P. Doherty, President
                                    and Principal Executive Officer

Date          July 30, 2009
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Judson P. Doherty
                              --------------------------------------------------
                                    Judson P. Doherty, President
                                    and Principal Executive Officer

Date          July 30, 2009
      ------------------------------

By (Signature and Title)*           /s/ Timothy A. Chapman
                              --------------------------------------------------
                                    Timothy A. Chapman, Treasurer
                                    and Principal Financial Officer

Date          July 30, 2009
      ------------------------------

* Print the name and title of each signing officer under his or her signature.